Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year (2)	Pay				Performance
	CEO		Average of Other NEOs		Cumulative Total Shareholder Return (Value of $100 Initial Investment) (1):		Net Income ($Mn)	Adjusted EBITDA (6) ($Mn)
	SCT Total Compensation	Compensation Actually Paid (3)	SCT Total Compensation	Compensation Actually Paid (4)	EPC	Peer Group (5)
2024	$10,078,914	$6,817,054	$2,466,073	$1,802,417	$138.78	$132.51	$98.6	$353
2023	$10,517,129	$9,124,943	$2,310,328	$1,872,883	$138.92	$106.10	$114.7	$342
2022	$9,320,280	$10,600,848	$1,900,947	$2,402,210	$138.52	$91.47	$99.5	$335
2021	$8,104,026	$11,957,823	$2,158,258	$2,615,423	$132.34	$100.05	$117.8	$367

(1)
Represents the value of a hypothetical $100 investment beginning at market close on September 29, 2021, assuming reinvestment of dividends

(2)
The CEO for each covered year was Rod R. Little. The other NEOs for each covered year were as follows:

•
2024: Daniel J. Sullivan, Eric F. O’Toole, John N. Hill and LaTanya Langley

•
2023: Daniel J. Sullivan, Eric F. O’Toole, John N. Hill and Paul R. Hibbert

•
2022: Daniel J. Sullivan, Eric F. O’Toole, John N. Hill and Paul R. Hibbert

•
2021: Daniel J. Sullivan, Eric F. O’Toole, Marisa B. Iasenza and Anne-Sophie Gaget

(3)
Amounts reported in this column are based on total compensation reported for our CEO in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

2024
Total Compensation for CEO as reported SCT for the covered year	$10,078,914
Deduct pension values reported in SCT for the covered year	$0
Deduct grant date fair value of equity awards reported in SCT for the covered year	$(7,467,973)
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$6,994,477
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0
Add dividends paid on unvested shares/share units and stock options	$201,256
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$(2,377,963)
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$(611,657)
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$0
Compensation Actually Paid to CEO	$6,817,054
(4)
Amounts reported in this column are based on average total compensation reported for our Other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

2024
Average Total Compensation for Other NEOs as reported SCT for the covered year	$2,466,073
Deduct average pension values reported in SCT for the covered year	$(59,708)
Deduct average grant date fair value of equity awards reported in SCT for the covered year	$(966,555)
Add average pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0
Add average fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$916,070
Add average fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0
Add average dividends paid on unvested shares/share units and stock options	$33,512
Add the average change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$(259,699)
Add the average change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$(65,836)
Subtract the average fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$(261,441)
Average Compensation Actually Paid to Other NEOs	$1,802,417

(5)
Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201€ of Regulation S-K, the S&P Composite 1500 Household Products Index.

(6)
Represent Adjusted EBITDA as shown in Appendix A.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote
(2)
The CEO for each covered year was Rod R. Little. The other NEOs for each covered year were as follows:

•
2024: Daniel J. Sullivan, Eric F. O’Toole, John N. Hill and LaTanya Langley

•
2023: Daniel J. Sullivan, Eric F. O’Toole, John N. Hill and Paul R. Hibbert

•
2022: Daniel J. Sullivan, Eric F. O’Toole, John N. Hill and Paul R. Hibbert

•
2021: Daniel J. Sullivan, Eric F. O’Toole, Marisa B. Iasenza and Anne-Sophie Gaget

Peer Group Issuers, Footnote	(5) Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201€ of Regulation S-K, the S&P Composite 1500 Household Products Index.
PEO Total Compensation Amount	$ 10,078,914	$ 10,517,129	$ 9,320,280	$ 8,104,026
PEO Actually Paid Compensation Amount	$ 6,817,054	9,124,943	10,600,848	11,957,823
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in this column are based on total compensation reported for our CEO in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

2024
Total Compensation for CEO as reported SCT for the covered year	$10,078,914
Deduct pension values reported in SCT for the covered year	$0
Deduct grant date fair value of equity awards reported in SCT for the covered year	$(7,467,973)
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$6,994,477
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0
Add dividends paid on unvested shares/share units and stock options	$201,256
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$(2,377,963)
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$(611,657)
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$0
Compensation Actually Paid to CEO	$6,817,054

Non-PEO NEO Average Total Compensation Amount	$ 2,466,073	2,310,328	1,900,947	2,158,258
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,802,417	1,872,883	2,402,210	2,615,423
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts reported in this column are based on average total compensation reported for our Other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

2024
Average Total Compensation for Other NEOs as reported SCT for the covered year	$2,466,073
Deduct average pension values reported in SCT for the covered year	$(59,708)
Deduct average grant date fair value of equity awards reported in SCT for the covered year	$(966,555)
Add average pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0
Add average fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$916,070
Add average fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0
Add average dividends paid on unvested shares/share units and stock options	$33,512
Add the average change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$(259,699)
Add the average change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$(65,836)
Subtract the average fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$(261,441)
Average Compensation Actually Paid to Other NEOs	$1,802,417

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Company’s Most Important Financial Performance Measures
The following were the most important financial performance measures used by the company to link executive compensation actually paid to the company’s NEOs for the most recently completed fiscal year to the company’s performance:
►
Total Shareholder Return (“TSR”)

►
Adjusted EBITDA

►
Net Income

Total Shareholder Return Amount	$ 138.78	138.92	138.52	132.34
Peer Group Total Shareholder Return Amount	132.51	106.1	91.47	100.05
Net Income (Loss)	$ 98,600,000	$ 114,700,000	$ 99,500,000	$ 117,800,000
Company Selected Measure Amount	353,000,000	342,000,000	335,000,000	367,000,000
PEO Name	Rod R. Little
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return (“TSR”)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(6) Represent Adjusted EBITDA as shown in Appendix A.
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
PEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,467,973)
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,994,477
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	201,256
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,377,963)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(611,657)
PEO | Fair Value of Any Equity Awards Granted in a Prior Year That Were Forfeited in the Covered Year Determined as of the End of the Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,708)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(966,555)
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	916,070
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,512
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(259,699)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,836)
Non-PEO NEO | Fair Value of Any Equity Awards Granted in a Prior Year That Were Forfeited in the Covered Year Determined as of the End of the Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (261,441)